Change in Status (Tables)	12 Months Ended
Dec. 31, 2018
Investment Company [Abstract]
Schedule of initial carrying value of the net assets
Fair value of subsidiaries as of the effective date of the change in status on March 1, 2017		$757,647
Total net assets of the combined properties
Intangible assets, net	$194,146
Cash	593,800
Prepayments	256
An amount due to a related party	(28,717)
Accounts payable and accrued expenses	(207,692)	551,793
Increase to the initial carrying value of the net assets on the effective date of the change in status on March 1, 2017		$205,854